Derivative Financial Instruments and Hedge Accounting (Details) - Schedule of forecasted cash flows for interest rate risk - Inflation rate risk [Member] - CLP ($) $ in Millions		Dec. 31, 2020	Dec. 31, 2019
Hedged item Inflows [Member]
Hedged item
Forecasted cash flows		$ 23,015	$ 35,765
Hedged item Inflows [Member] | Within 1 year [Member]
Hedged item
Forecasted cash flows		18,219	25,328
Hedged item Inflows [Member] | Between 1 and 3 years [Member]
Hedged item
Forecasted cash flows		2,284	10,220
Hedged item Inflows [Member] | Between 3 and 6 years [Member]
Hedged item
Forecasted cash flows		2,512	217
Hedged item Outflows [Member]
Hedged item
Forecasted cash flows		(401,502)	(920,003)
Hedged item Outflows [Member] | Within 1 year [Member]
Hedged item
Forecasted cash flows		(90,303)	(356,683)
Hedged item Outflows [Member] | Between 1 and 3 years [Member]
Hedged item
Forecasted cash flows		(123,604)	(245,480)
Hedged item Outflows [Member] | Between 3 and 6 years [Member]
Hedged item
Forecasted cash flows		(104,198)	(154,689)
Hedged item Outflows [Member] | Over 6 years [Member]
Hedged item
Forecasted cash flows		(83,397)	(163,151)
Hedged item Net flows [Member]
Hedged item
Forecasted cash flows		(378,487)	(884,238)
Hedged item Net flows [Member] | Within 1 year [Member]
Hedged item
Forecasted cash flows		(72,084)	(331,355)
Hedged item Net flows [Member] | Between 1 and 3 years [Member]
Hedged item
Forecasted cash flows		(121,320)	(235,260)
Hedged item Net flows [Member] | Between 3 and 6 years [Member]
Hedged item
Forecasted cash flows		(101,686)	(154,472)
Hedged item Net flows [Member] | Over 6 years [Member]
Hedged item
Forecasted cash flows		(83,397)	(163,151)
Hedging instrument Inflows [Member]
Hedged item
Forecasted cash flows		401,502	920,003
Hedging instrument Inflows [Member] | Within 1 year [Member]
Hedged item
Forecasted cash flows		90,303	356,683
Hedging instrument Inflows [Member] | Between 1 and 3 years [Member]
Hedged item
Forecasted cash flows		123,604	245,480
Hedging instrument Inflows [Member] | Between 3 and 6 years [Member]
Hedged item
Forecasted cash flows		104,198	154,689
Hedging instrument Inflows [Member] | Over 6 years [Member]
Hedged item
Forecasted cash flows		83,397	163,151
Hedging instrument Outflows [Member]
Hedged item
Forecasted cash flows	[1]	(23,015)	(35,765)
Hedging instrument Outflows [Member] | Within 1 year [Member]
Hedged item
Forecasted cash flows	[1]	(18,219)	(25,328)
Hedging instrument Outflows [Member] | Between 1 and 3 years [Member]
Hedged item
Forecasted cash flows	[1]	(2,284)	(10,220)
Hedging instrument Outflows [Member] | Between 3 and 6 years [Member]
Hedged item
Forecasted cash flows	[1]	(2,512)	(217)
Hedging instrument Outflows [Member] | Over 6 years [Member]
Hedged item
Forecasted cash flows	[1]
Hedging instrument Net flows [Member]
Hedged item
Forecasted cash flows		378,487	884,238
Hedging instrument Net flows [Member] | Within 1 year [Member]
Hedged item
Forecasted cash flows		72,084	331,355
Hedging instrument Net flows [Member] | Between 1 and 3 years [Member]
Hedged item
Forecasted cash flows		121,320	235,260
Hedging instrument Net flows [Member] | Between 3 and 6 years [Member]
Hedged item
Forecasted cash flows		101,686	154,472
Hedging instrument Net flows [Member] | Over 6 years [Member]
Hedged item
Forecasted cash flows		$ 83,397	$ 163,151

[1]	Only includes cash flow forecast portion of the hedge instruments used to cover interest rate risk.